Other Comprehensive Income Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Pre tax total accumulated other comprehensive income, beginning balance	$ 1,464,100,000	$ 1,340,000,000	$ 1,065,400,000
Investment securities, pre tax	362,100,000	368,200,000	488,000,000
Net non-credit related OTTI losses, adjusted for valuation changes, pre tax	0	400,000	7,900,000
Forecasted transactions, pre tax	(1,600,000)	0	0
Foreign currently translation adjustement, pre tax	(1,300,000)	(2,500,000)	600,000
Total other comprehensive income (loss) before reclassifications, pre tax	359,200,000	366,100,000	496,500,000
Total reclassification adjustment for amounts realized in net income, pre tax	249,300,000	242,000,000	221,900,000
Total other comprehensive income (loss), pre tax	109,900,000	124,100,000	274,600,000
Pre tax total accumulated other comprehensive income, ending balance	1,574,000,000	1,464,100,000	1,340,000,000
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
Accumulated other comprehensive income loss tax (provision) benefit, beginning balance	(512,400,000)	(469,000,000)	(372,900,000)
Investment securities, Total tax (provision) benefit	(126,700,000)	(128,900,000)	(170,800,000)
Net non-credit related OTTI losses, adjusted for valuation changes Total tax (provision) benefit	0	(100,000)	(2,800,000)
Forecasted transactions, Total tax (provision) benefit	600,000	0	0
Foreign currency traslation adjustment, Total tax (provision) benefit	400,000	900,000	(200,000)
Total other comprehensive Income (loss) before reclassifications, Total tax (provision) benefit	(125,700,000)	(128,100,000)	(173,800,000)
Total reclassification adjustment for amounts realized in net income, Total tax (provision) benefit	(87,200,000)	(84,700,000)	(77,700,000)
Total other comprehensive income (loss), Total tax (provision) benefit	(38,500,000)	(43,400,000)	(96,100,000)
Accumulated other comprehensive income loss tax (provision) benefit, ending balance	(550,900,000)	(512,400,000)	(469,000,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	951,700,000	871,000,000	692,500,000
Investment securities, after tax	235,400,000	239,300,000	317,200,000
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0	300,000	5,100,000
Forecasted transactions, after tax	(1,000,000)	0	0
Foreign currency translation adjustment, after tax	(900,000)	(1,600,000)	400,000
Total other comprehensive income (loss), before reclassifications, after tax	233,500,000	238,000,000	322,700,000
Total reclassification adjustment for amounts realized in net income, after tax	162,100,000	157,300,000	144,200,000
Other comprehensive income (loss)	71,400,000	80,700,000	178,500,000
After tax total other accumulated comprehensive income, ending balance	1,023,100,000	951,700,000	871,000,000
Net impairment losses recognized in earnings	(7,900,000)	(6,100,000)	(8,000,000)
Net realized gains (losses) on securities	232,100,000	324,500,000	314,800,000
Interest expense	116,900,000	118,200,000	123,800,000
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	947,000,000	862,700,000	682,800,000
Investment securities, after tax	235,400,000	239,300,000	317,200,000
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0	300,000	5,100,000
Forecasted transactions, after tax	0	0	0
Foreign currency translation adjustment, after tax	0	0	0
Total other comprehensive income (loss), before reclassifications, after tax	235,400,000	239,600,000	322,300,000
Total reclassification adjustment for amounts realized in net income, after tax	160,500,000	155,300,000	142,400,000
Other comprehensive income (loss)	74,900,000	84,300,000	179,900,000
After tax total other accumulated comprehensive income, ending balance	1,021,900,000	947,000,000	862,700,000
Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	4,100,000	6,100,000	7,900,000
Investment securities, after tax	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0	0	0
Forecasted transactions, after tax	(1,000,000)	0	0
Foreign currency translation adjustment, after tax	0	0	0
Total other comprehensive income (loss), before reclassifications, after tax	(1,000,000)	0	0
Total reclassification adjustment for amounts realized in net income, after tax	1,600,000	2,000,000	1,800,000
Other comprehensive income (loss)	(2,600,000)	(2,000,000)	(1,800,000)
After tax total other accumulated comprehensive income, ending balance	1,500,000	4,100,000	6,100,000
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total other accumulated comprehensive income, beginning balance	600,000	2,200,000	1,800,000
Investment securities, after tax	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	0	0	0
Forecasted transactions, after tax	0	0	0
Foreign currency translation adjustment, after tax	(900,000)	(1,600,000)	400,000
Total other comprehensive income (loss), before reclassifications, after tax	(900,000)	(1,600,000)	400,000
Total reclassification adjustment for amounts realized in net income, after tax	0	0	0
Other comprehensive income (loss)	(900,000)	(1,600,000)	400,000
After tax total other accumulated comprehensive income, ending balance	(300,000)	600,000	2,200,000
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehesnive income pretax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(7,700,000)	(5,700,000)	(400,000)
Net realized gains (losses) on securities	255,000,000	245,500,000	220,100,000
Interest expense	2,000,000	2,200,000	2,200,000
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	2,700,000	2,000,000	100,000
Net realized gains (losses) on securities	(89,200,000)	(86,000,000)	(77,000,000)
Interest expense	(700,000)	(700,000)	(800,000)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income after tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(5,000,000)	(3,700,000)	(300,000)
Net realized gains (losses) on securities	165,800,000	159,500,000	143,100,000
Interest expense	1,300,000	1,500,000	1,400,000
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	(5,000,000)	(3,700,000)	(300,000)
Net realized gains (losses) on securities	165,500,000	159,000,000	142,700,000
Interest expense	0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	0	0	0
Net realized gains (losses) on securities	300,000	500,000	400,000
Interest expense	1,300,000	1,500,000	1,400,000
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings	0	0	0
Net realized gains (losses) on securities	0	0	0
Interest expense	$ 0	$ 0	$ 0